OTHER OPERATING INCOME AND EXPENSES - Additional Information (Details) ₺ in Thousands, $ in Thousands	Sep. 28, 2023 TRY (₺)	Sep. 28, 2023 USD ($)	Dec. 05, 2022 TRY (₺)	Dec. 05, 2022 USD ($)
Provision for settlement of legal proceedings | TurkCommerce B.V.
Other operating income and expenses
Amount agreed to be contributed by counterparty	₺ 121,820	$ 3,975	₺ 121,820	$ 3,975